FIXED ASSETS - NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	¥ 23,016,415			¥ 23,566,081
Other additions	71,040			152,179
Government grant (c)	673,878
Transfer in from construction-in-progress (Note 7)	1,741,933			780,501
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(1,903,874)			(685,129)
Transfer in from construction-in-progress after repair	2,306,462			1,101,800
Reclassifications	0			0
Disposals	(95,006)			(225,003)
Depreciation charges	(1,786,110)			(1,662,179)	¥ (1,637,298)
Impairment charge	(16,796)			(11,835)	(20,697)
Impairment write-off	2,219
At 31 December	24,010,161	$ 3,767,718		23,016,415	23,566,081
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	39,498,880			39,356,321
At 31 December	41,061,855			39,498,880	39,356,321
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	(16,439,580)			(15,759,190)
At 31 December	(16,994,231)			(16,439,580)	(15,759,190)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	(42,885)			(31,050)
At 31 December	(57,463)			(42,885)	(31,050)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	4,706,182			4,660,707
Other additions	5,122			4,196
Government grant (c)	428,735
Transfer in from construction-in-progress (Note 7)	825,810			396,446
Transfer out to construction-in-progress for improvement/modifications (Note 7)	0			(129)
Transfer in from construction-in-progress after repair	317			6,291
Reclassifications	0			0
Disposals	(13,250)			(26,206)
Depreciation charges	(382,616)			(335,123)
Impairment charge	0			0
Impairment write-off	322
At 31 December	5,570,622			4,706,182	4,660,707
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	8,183,873			7,825,870
At 31 December	9,428,440			8,183,873	7,825,870
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	(3,454,113)			(3,141,585)
At 31 December	(3,834,561)			(3,454,113)	(3,141,585)
Buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	(23,578)			(23,578)
At 31 December	(23,257)			(23,578)	(23,578)
Tracks, bridges and service roads [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	11,046,732			11,101,100
Other additions	0			0
Government grant (c)	211,040
Transfer in from construction-in-progress (Note 7)	57,920			198,800
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(489,377)			(231,996)
Transfer in from construction-in-progress after repair	690,534			292,244
Reclassifications	0			0
Disposals	(15)			(95,020)
Depreciation charges	(218,677)			(218,396)
Impairment charge	(16,796)			0
Impairment write-off	0
At 31 December	11,281,361			11,046,732	11,101,100
Tracks, bridges and service roads [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	14,896,863			14,817,730
At 31 December	15,346,319			14,896,863	14,817,730
Tracks, bridges and service roads [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	(3,850,131)			(3,716,630)
At 31 December	(4,048,162)			(3,850,131)	(3,716,630)
Tracks, bridges and service roads [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	0			0
At 31 December	(16,796)			0	0
Locomotives and rolling stock [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	4,806,606			5,196,720
Other additions	0			47,666
Government grant (c)	0
Transfer in from construction-in-progress (Note 7)	42,714			1,932
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(1,397,690)			(434,216)
Transfer in from construction-in-progress after repair	1,585,558			744,298
Reclassifications	0			0
Disposals	(59,370)			(68,749)
Depreciation charges	(648,769)			(669,210)
Impairment charge	0			(11,835)
Impairment write-off	0
At 31 December	4,329,049			4,806,606	5,196,720
Locomotives and rolling stock [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	7,750,874			8,102,522
At 31 December	6,981,827			7,750,874	8,102,522
Locomotives and rolling stock [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	(2,932,433)			(2,905,802)
At 31 December	(2,640,943)			(2,932,433)	(2,905,802)
Locomotives and rolling stock [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	(11,835)			0
At 31 December	(11,835)			(11,835)	0
Communications and signalling systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	400,368			436,643
Other additions	2,809			2,178
Government grant (c)	3,193
Transfer in from construction-in-progress (Note 7)	557,380			28,733
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(15,344)			(9,759)
Transfer in from construction-in-progress after repair	26,457			38,726
Reclassifications	(9,107)			45
Disposals	(6,515)			(5,747)
Depreciation charges	(128,266)			(90,451)
Impairment charge	0			0
Impairment write-off	0
At 31 December	830,975			400,368	436,643
Communications and signalling systems [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	1,829,279			1,852,565
At 31 December	2,242,637			1,829,279	1,852,565
Communications and signalling systems [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	(1,428,911)			(1,415,922)
At 31 December	(1,411,662)			(1,428,911)	(1,415,922)
Communications and signalling systems [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	0			0
At 31 December	0			0	0
Other machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	2,056,527			2,170,911
Other additions	63,109			98,138
Government grant (c)	30,910
Transfer in from construction-in-progress (Note 7)	258,109			154,590
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(1,463)			(9,028)
Transfer in from construction-in-progress after repair	3,596			20,241
Reclassifications	9,107			(45)
Disposals	(15,856)			(29,281)
Depreciation charges	(407,782)			(348,999)
Impairment charge	0			0
Impairment write-off	1,897
At 31 December	1,998,154			2,056,527	2,170,911
Other machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	6,837,991			6,757,634
At 31 December	7,062,632			6,837,991	6,757,634
Other machinery and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	(4,773,992)			(4,579,251)
At 31 December	(5,058,903)			(4,773,992)	(4,579,251)
Other machinery and equipment [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At 1 January	(7,472)			(7,472)
At 31 December	¥ (5,575)			¥ (7,472)	¥ (7,472)

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.